Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments and Financial Risk Management [Abstract]
Schedule of changes in financial liabilities from finance activities
	Warrants	Total
	U.S. dollars in thousands
Balance as of January 1, 2017	-	-
Fair value as of issuance date	3,432	3,432
Revaluation during the year	(765)	(765)
Balance as of December 31, 2017	2,667	2,667